Debt (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of short-term debt and long-term debt and outstanding notes	The following table summarizes the Company's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31,
	2023					2022
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non- current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non- current)	Total Debt
	(€ million)
Notes	€2,277	€7,133	€8,805	€15,938	€18,215	€3,692	€7,662	€7,911	€15,573	€19,265
Borrowings from banks	1,512	1,297	27	1,324	2,836	1,389	1,416	145	1,561	2,950
Asset-backed financing	3,638	1,014	126	1,140	4,778	1,009	558	88	646	1,655
Lease liabilities	718	728	712	1,440	2,158	634	896	729	1,625	2,259
Other debt	1,317	150	9	159	1,476	960	63	1	64	1,024
Total Debt	€9,462	€10,322	€9,679	€20,001	€29,463	€7,684	€10,595	€8,874	€19,469	€27,153
The following table summarizes the notes outstanding at December 31, 2023 and 2022:

					At December 31,
(€ million)	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2023	2022
Stellantis (Peugeot S.A. issuances):
STELLANTIS N.V. (Peugeot S.A.) 2016	EUR	500	2.375	Q2/2023	—	508
STELLANTIS N.V. (Peugeot S.A.) 2017	EUR	600	2.000	Q1/2024	609	608
STELLANTIS N.V. (Peugeot S.A.) 2017	EUR	100	2.000	Q1/2024	102	102
STELLANTIS N.V. (Peugeot S.A.) 2018	EUR	650	2.000	Q1/2025	659	658
STELLANTIS N.V. (Peugeot S.A.) 2019	EUR	600	1.125	Q3/2029	596	594
STELLANTIS N.V. (Peugeot S.A.) 2020	EUR	1,000	2.750	Q2/2026	1,014	1,011
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	100	1.050	Q4/2023	—	101
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	60	1.600	Q2/2026	61	61
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	50	1.810	Q2/2027	50	50
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	70	Euribor 6M + 1.050	Q4/2023	—	71
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	204	Euribor 6M + 1.400	Q2/2026	207	204
Medium Term Note Programme(1):
STELLANTIS N.V. (FCA N.V.) 2016	EUR	1,250	3.750	Q1/2024	1,296	1,340
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,250	3.375	Q3/2023	—	1,289
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,250	3.875	Q1/2026	1,381	1,420
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,000	4.500	Q3/2028	1,200	1,219
STELLANTIS N.V. 2021	EUR	1,250	0.625	Q1/2027	1,256	1,254
STELLANTIS N.V. 2021	EUR	1,250	0.750	Q1/2029	1,254	1,250
STELLANTIS N.V. 2021	EUR	1,250	1.250	Q2/2033	1,241	1,240
STELLANTIS N.V. 2022	EUR	1,000	2.750	Q2/2032	1,016	1,016
STELLANTIS N.V. 2023 - Green Bond	EUR	1,250	4.375	Q1/2030	1,285	—
STELLANTIS N.V. 2023	EUR	1,250	4.250	Q2/2031	1,266	—
Other Notes:
STELLANTIS N.V. (FCA N.V.) 2015	U.S.$	1,500	5.250	Q2/2023	—	1,437
STELLANTIS FINANCE US 2021	U.S $	1,000	1.711	Q1/2027	909	942
STELLANTIS FINANCE US 2021	U.S $	1,000	2.691	Q3/2031	909	941
STELLANTIS FINANCE US 2022	U.S. $	550	5.625	Q1/2028	512	520
STELLANTIS FINANCE US 2022	U.S. $	700	6.375	Q3/2032	643	665
GIE PSA Trésorerie 2003	EUR	600	6.000	Q3/2033	749	764
Total Notes					€18,215	€19,265
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(1) Listed on the Irish Stock Exchange
The following table summarizes the asset-back financing amounts at December 31, 2023 and 2022:

				At December 31,
(€ million)	Currency	Interest rate %	Maturity(1)	2023	2022
Warehouse Credit Facilities:
SFS Funding I	USD	CP/SOFR+spread	Q3/2024	3,189	627
SFS Funding II	USD	CP/SOFR+spread	Q3/2024	109	10
FIARC	USD	SOFR+spread	Q2/2025	29	101
Term Notes:
Term Notes 2017-2020	USD	2.80%-7.07%	Q2/2027	36	114
Term Notes 2021-1	USD	0.89%-5.37%	Q2/2028	45	75
Term Notes 2021-2	USD	0.48%-3.14%	Q4/2028	98	158
Term Notes 2022-1	USD	2.03%-5.41%	Q2/2029	125	201
Term Notes 2022-2	USD	6.26%-8.71%	Q4/2029	151	241
Term Notes 2023-1	USD	5.89%-7.74%	Q1/2031	929	—
Total				€4,711	€1,527
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(1) Final maturity of the commitment for the warehouse credit facilities and the expected date of the last payment for the Term Notes

Disclosure of lease liabilities and contractual maturities of lease liabilities	The following table summarizes the Company's current and non-current lease liabilities:
Lease liabilities included in the Statement of Financial Position

	At December 31,
	2023	2022
	(€ million)
Long-term debt (non-current)	€1,440	€1,625
Short-term debt and current portion of long-term debt (current)	€718	€634
Maturity analysis - contractual undiscounted cash flows

At December 31, 2023
(€ million)
Due within one year	€818
Due between one and five years	824
Due beyond five years	795
Total undiscounted lease liabilities	€2,437